Average Annual Total Returns{- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2005 Fund	Fidelity Freedom 2005 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2005 Fund - Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	3.97%	5.91%	[1]	(1.54%)	3.39%	[1]	3.80%	6.05%	[1]

[1]	(a)From July 20, 2017